DERIVATIVES AND HEDGE ACCOUNTING (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount	$ 106,089	$ 190,257
Gross Derivative Assets, Fair Value	9,660	16,311
Gross Derivative Liabilities, Notional Amount	125,062	204,853
Gross Derivative Liabilities, Fair Value	12,097	15,380
Bifurcated embedded derivatives
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Liabilities, Notional Amount	18,254	14,107
Gross Derivative Liabilities, Fair Value	918	445
Derivatives designated as hedging instruments | Interest rate contracts
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount		1,471
Gross Derivative Assets, Fair Value		156
Gross Derivative Liabilities, Notional Amount	481	626
Gross Derivative Liabilities, Fair Value	38	56
Derivatives designated as hedging instruments | Foreign exchange contracts
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Liabilities, Notional Amount	180
Gross Derivative Liabilities, Fair Value	1
Derivatives not designated as hedging instruments
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount	106,089	188,786
Gross Derivative Assets, Fair Value	9,660	16,155
Gross Derivative Liabilities, Notional Amount	124,401	204,227
Gross Derivative Liabilities, Fair Value	12,058	15,324
Derivatives not designated as hedging instruments | Interest rate contracts
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount	72,660	150,966
Gross Derivative Assets, Fair Value	8,286	14,048
Gross Derivative Liabilities, Notional Amount	73,248	118,783
Gross Derivative Liabilities, Fair Value	6,870	9,657
Derivatives not designated as hedging instruments | Foreign exchange contracts
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount	3,278	2,495
Gross Derivative Assets, Fair Value	145	203
Gross Derivative Liabilities, Notional Amount	3,399	4,105
Gross Derivative Liabilities, Fair Value	178	338
Derivatives not designated as hedging instruments | Equity contracts
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount	4,748	5,002
Gross Derivative Assets, Fair Value	263	358
Gross Derivative Liabilities, Notional Amount	18,911	15,666
Gross Derivative Liabilities, Fair Value	1,126	774
Derivatives not designated as hedging instruments | Other investment types: Commodity contracts
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount	691	944
Gross Derivative Assets, Fair Value	136	92
Gross Derivative Liabilities, Notional Amount	861	768
Gross Derivative Liabilities, Fair Value	146	67
Derivatives not designated as hedging instruments | Credit contracts
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount	407	2,046
Gross Derivative Assets, Fair Value	89	379
Gross Derivative Liabilities, Notional Amount	25,857	62,715
Gross Derivative Liabilities, Fair Value	3,366	4,180
Derivatives not designated as hedging instruments | Other contracts
Notional amounts and fair values of AIG's derivative instruments:
Gross Derivative Assets, Notional Amount	24,305	27,333
Gross Derivative Assets, Fair Value	741	1,075
Gross Derivative Liabilities, Notional Amount	2,125	2,190
Gross Derivative Liabilities, Fair Value	$ 372	$ 308